Accounts receivable (Tables)	12 Months Ended
Apr. 30, 2012
Allowance for Doubtful Accounts Continuity Schedule

The allowance for doubtful accounts continuity schedule is as follows:

	2012	2011

Balance, beginning of the year	$(482)	$(11,314)
Additional recovery (allowances)	(3,054)	1,981
Net write-offs and collections	931	8,851

Balance, end of the year	$(2,605)	$(482)